SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and equipment, net (Details)	Sep. 30, 2024
Office equipment | Minimum
Property and equipment, net
Expected useful life	3 years
Office equipment | Maximum
Property and equipment, net
Expected useful life	5 years
Electronic equipment
Property and equipment, net
Expected useful life	3 years
Leasehold improvement
Property and equipment, net
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember